Otter Creek Focus Strategy ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Aerospace & Defense - 8.4%
L3Harris Technologies, Inc.	1,300	$357,266
Parsons Corp. (a)	5,310	394,002
		751,268

Application Software - 6.2%
Guidewire Software, Inc. (a)	1,247	282,096
Workday, Inc. - Class A (a)	1,167	267,687
		549,783

Casinos & Gaming - 4.4%
DraftKings, Inc. - Class A (a)	8,744	393,830

Communications Equipment - 4.3%
F5, Inc. (a)	1,224	383,626

Construction & Engineering - 3.0%
Quanta Services, Inc.	665	270,076

Electrical Components & Equipment - 4.5%
Vertiv Holdings Co. - Class A	2,754	400,982

Electronic Components - 5.6%
Coherent Corp. (a)	1,822	196,047
Corning, Inc.	4,817	304,627
		500,674

Electronic Manufacturing Services - 4.1%
Flex Ltd. (a)	7,370	367,542

Financial Exchanges & Data - 6.3%
Intercontinental Exchange, Inc.	1,392	257,283
Nasdaq, Inc.	3,161	304,152
		561,435

Health Care Equipment - 4.1%
Hologic, Inc. (a)	5,407	361,296

Health Care Technology - 1.4%
Waystar Holding Corp. (a)	3,479	128,653

Industrial Conglomerates - 5.4%
3M Co.	1,835	273,819
GE HealthCare Technologies, Inc.	2,910	207,541
		481,360

Insurance Brokers - 8.5%
Baldwin Insurance Group, Inc. - Class A (a)	9,540	351,454
Brown & Brown, Inc.	2,190	200,100
Ryan Specialty Holdings, Inc.	3,315	202,845
		754,399

Interactive Home Entertainment - 2.2%
Take-Two Interactive Software, Inc. (a)	899	200,234

Investment Banking & Brokerage - 4.9%
LPL Financial Holdings, Inc.	1,107	438,073

IT Consulting & Other Services - 1.9%
EPAM Systems, Inc. (a)	1,058	166,857

Life Sciences Tools & Services - 3.9%
Avantor, Inc. (a)	25,510	342,854

Multi-Utilities - 3.1%
CenterPoint Energy, Inc.	7,036	273,138

Property & Casualty Insurance - 4.0%
W R Berkley Corp.	5,137	353,477

Rail Transportation - 1.8%
Canadian Pacific Kansas City Ltd.	2,216	162,987

Specialized REITs - 2.5%
SBA Communications Corp.	993	223,147

Technology Hardware, Storage & Peripherals - 4.4%
CompoSecure, Inc. (a)	27,626	392,566

Transaction & Payment Processing - 2.8%
Block, Inc. (a)	3,265	252,254
TOTAL COMMON STOCKS (Cost $7,688,899)		8,710,511

TOTAL INVESTMENTS - 97.7% (Cost $7,688,899)		8,710,511
Other Assets in Excess of Liabilities - 2.3%		200,671
TOTAL NET ASSETS - 100.0%		$8,911,182
two		–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.		–%

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Otter Creek Focus Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$8,710,511	$–	$–	$8,710,511
Total Investments	$8,710,511	$–	$–	$8,710,511

Refer to the Schedule of Investments for further disaggregation of investment categories.